OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Other Investments Purchase Deposits And Notes Receivable
Schedule of notes receivable

	Note
Changes in notes receivable	6.2.1	6.2.2	Total $
Balance - October 31, 2022	-	-	-
Advances	1,170,101	250,000	1,420,101
Accrued interest	8,758	1,667	10,425
Balance - October 31, 2023	1,178,859	251,667	1,430,526
Advances	982,758	-	982,758
Accrued interest	30,755	5,083	35,838
Balance – December 31, 2023	2,192,372	256,750	2,449,122
Current portion	-	-	-
Non-current portion	2,192,372	256,750	2,449,122

	Notes
Movement in notes receivable	6.3.1	6.3.2	6.3.3	6.3.4	6.3.5	Total $
Balance – October 31, 2023	1,178,860	251,667	-	-	-	1,430,526
Advances	982,757	-	-	-	-	982,758
Accrued interest	30,755	5,083	-	-	-	35,838
Balance – December 31, 2023	2,192,372	256,750	-	-	-	2,449,122
Advances	1,847,141	-	1,150,000	400,000	2,500,000	5,897,141
Accrued interest	337,548	9,667	66,250	23,410	39,521	476,396
Repayments	(161,959)	(266,417)	-	-	-	(428,376)
Balance – September 30, 2024	4,215,102	-	1,216,250	423,410	2,539,521	8,394,283
Current portion	1,333,333	-	-	423,410	2,539,521	4,296,264
Non-current portion	2,881,769	-	1,216,250	-	-	4,098,019